FINANCIAL ASSETS AND LIABILITIES - Offsetting financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other financial liabilities (non-current)
Net financial liabilities
Gross amounts recognized	$ 6,567	$ 10,362
Net amounts presented in the statement of financial position	6,567	10,362
Net amount	6,567	10,362
Other financial liabilities (current)
Net financial liabilities
Gross amounts recognized	1,289	1,268
Net amounts presented in the statement of financial position	1,289	1,268
Net amount	1,289	1,268
Trade and other payables
Net financial liabilities
Gross amounts recognized	1,472	1,595
Gross amounts set off in the statement of financial position	(40)	(72)
Net amounts presented in the statement of financial position	1,432	1,523
Net amount	1,432	1,523
Other financial assets (non-current)
Net financial assets
Gross amounts recognized	58	34
Net amounts presented in the statement of financial position	58	34
Net Amount	58	34
Other financial assets (current)
Net financial assets
Gross amounts recognized	88	1,130
Net amounts presented in the statement of financial position	88	1,130
Net Amount	88	1,130
Trade and other receivables
Net financial assets
Gross amounts recognized	617	817
Gross amounts set off in the statement of financial position	(40)	(72)
Net amounts presented in the statement of financial position	577	745
Net Amount	$ 577	$ 745